Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments
Schedule of short-term investments classification

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Held-to-maturity debt securities	34,481,053	61,549,143	9,432,819
Trading debt securities	795,849	3,001,951	460,069
Marketable equity securities	11,925	—	—
	35,288,827	64,551,094	9,892,888